Prepayments and Other Assets (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Prepayments And Other Assets [Abstract]
Schedule of Prepayment and Other Assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Current
Rental deposits	2	2
Security deposits	1	1
Loans to employees	35	37
Prepaid expenses (1)	108	72
Interest accrued and not due	131	117
Withholding taxes and others(1)	215	158
Advance payments to vendors for supply of goods (1)	16	18
Deposit with corporation	242	236
Escrow and other deposits pertaining to buyback (Refer to Note No 2.13)	37	—
Deferred contract cost (1)	8	7
Other assets	32	14
	827	662
Non-current
Loans to employees	3	6
Security deposits	8	8
Deposits with corporation	10	9
Prepaid gratuity (Refer note 2.12.1) (1)	6	7
Prepaid expenses (1)	23	17
Deferred contract cost (1)	40	40
Advance towards purchase of business(1) (Refer to Note No 2.9)	30	—
Withholding taxes and others (1)	134	219
Rental deposits	28	26
	282	332
	1109	994
Financial assets in prepayments and other assets	529	456

(1)	Non-financial assets